Commitments and Contingencies		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 26, 2021	Sep. 30, 2021	Jun. 27, 2021
Commitments and Contingencies [Line Items]
Commitments and Contingencies

(11) Commitments and Contingencies

Litigation and Claims:    The Company currently and from time to time is subject to claims and actions arising in the ordinary course of its business, including general liability, fidelity, workers’ compensation, employment claims, and Americans with Disabilities Act (ADA) claims. The Company has insurance to cover general liability and workers’ compensation claims and reserves for claims and actions in the ordinary course. The insurance is subject to a self-insured retention. In some actions, plaintiffs request punitive or other damages that may not be covered by insurance.

In management’s opinion, there are no claims or actions that are expected to have a material adverse impact on the Company’s financial position or results of operations.

(10) Commitments and Contingencies

Operating Leases:    The Company leases certain facilities under non-cancelable operating leases, as well as certain office equipment and automobiles under non-cancelable operating leases, which expire at various dates through 2058. Most of the Company’s leases include options that allow it to extend the lease term beyond the initial base period, subject to terms agreed upon at lease inception. For leases that contain predetermined fixed escalations of the minimum rentals and payments that can be required upon failure to renew or extend at the expiration of the lease term, the Company recognizes the related rental expense on a straight-line basis and records the difference between the recognized rental expense and amounts payable under the leases as accrued rent expense within other long-term liabilities on the consolidated balance sheets. There was accrued rent expense of $33,128 and $18,652 within other long-term liabilities on the consolidated balance sheets as of June 27, 2021 and June 28, 2020, respectively. Certain leases require contingent payments that depend on factors that are not measurable at the inception of the lease, such as percentage of sales, and are excluded from minimum lease payments but are included in the determination of total rental expense when it is probable that the expense has been incurred and the amount is reasonably estimated. Future payments for maintenance, insurance, taxes and other expenses to which the Company is obligated are excluded from minimum lease payments.

The Company incurred operating lease rent expense of $58,114 and $61,700 in fiscal years 2021 and 2020, respectively. Future minimum rental payments under non-cancelable operating lease agreements as of June 27, 2021 are as follows(1):

Fiscal year ended:
2022	54,194
2023	55,898
2024	55,073
2025	54,926
2026	52,646
Thereafter	627,632
Total	$900,369

There were no sale-leaseback transactions in fiscal years 2021 and 2020.

Capital Leases:    The Company is the lessee for land and buildings under leases determined to be capital leases. Additionally, the Company constructs centers on leased land and may receive reimbursements from a landlord for the cost of the structure. In cases where reimbursement from a landlord results in substantial underfunding of costs incurred for the construction of the structure, the Company is deemed to have continuing involvement and the transaction qualifies as a financing under sale-leaseback accounting. The landlord reimbursement and/or the cost of the shell given to the Company are considered financings. The Company had 194 and 193 centers and other equipment leases classified as capital leases at June 27, 2021 and June 28, 2020, respectively. The corresponding capital lease liability was $374,639 and $361,737, respectively, of which $41 and $31 are included in current liabilities on the Company’s consolidated balance sheets specifically for the equipment leases. The company does not have any current liabilities for our center leases because the rental payments are less than the interest accretion on the liability. The interest on the financing lease obligation is recognized over the term of the lease. As of June 27, 2021 and June 28, 2020, assets held under capital leases totaled $284,077 and $290,389, respectively, net of accumulated amortization of $34,609 and $21,855, respectively. Amortization expense related to capital leased assets was $12,870 and $12,326 for fiscal years 2021 and 2020, respectively, and is included in costs of revenues in the consolidated statements of operations. The range of lease expiration dates on capital lease obligations is from fiscal years 2023 to 2047.

(1)      During fiscal year 2021, we deferred $10,402 of future minimum rental payments under non-cancelable operating lease agreements from fiscal 2021 to be paid in fiscal years 2023, 2024 and 2025, at an interest rate of LIBOR plus 3% per annum. These deferrals are included in other long-term liabilities in the consolidated balance sheets, and are excluded from the table above. See Note 2 — Significant Accounting Policies: Recently Adopted Accounting Standards for more information.

As of June 27, 2021, the aggregate maturities of capital lease obligations (principal and interest) for the succeeding five fiscal years and thereafter are as follows(1):

Fiscal year ended:
2022	31,410
2023	33,102
2024	33,277
2025	35,357
2026	36,101
Thereafter	1,028,328
Total rent payments	1,197,575

Capital lease interest expense	822,977
Total	$374,598

Asset Retirement Obligation:    The following table presents the asset retirement obligation activity for the years ended June 27, 2021 and June 28, 2020:

	2021	2020
Balance at beginning of the year	$4,199	$4,132
Additional obligations incurred	216	12
Obligations settled in current period	(62)	(143)
Changes in estimates, including timing and renewals	(182)	(92)
Accretion expense	296	290
Balance at the end of the year	$4,467	$4,199

Litigation and Claims:    The Company currently and from time to time is subject to claims and actions arising in the ordinary course of its business, including general liability, fidelity, workers’ compensation, employment claims, and Americans with Disabilities Act (ADA) claims. The Company has insurance to cover general liability and workers’ compensation claims and reserves for claims and actions in the ordinary course. The insurance is subject to a self-insured retention. In some actions, plaintiffs request punitive or other damages that may not be covered by insurance.

In management’s opinion, there are no claims or actions that are expected to have a material adverse impact on the Company’s financial position or results of operations.

Isos Acquisition Corporation [Member]
Commitments and Contingencies [Line Items]
Commitments and Contingencies

NOTE 6 — COMMITMENTS & CONTINGENCIES

Registration and Shareholder Rights

The holders of the founder shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants, any warrants that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans), and securities issuable pursuant to the forward purchase agreement (as described below) will be entitled to registration rights pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Proposed Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. Notwithstanding anything to the contrary, LionTree Partners may only make a demand on one occasion and only during the five-year period beginning on the effective date of the registration statement of which this prospectus forms a part. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination; provided, however, that LionTree Partners may participate in a “piggy-back” registration only during the seven-year period beginning on the effective date of the registration statement of which this prospectus forms a part.

Underwriters Agreement

The Company will grant the underwriters a 45-day option from the date of the prospectus to purchase up to an additional 3,375,000 Units to cover over-allotments, if any.

The underwriters will be entitled to a cash underwriting discount of two percent (2%) of the gross proceeds of the Proposed Public Offering, or $4,500,000 (or $5,175,000 if the underwriters’ over-allotment is exercised in full). Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering upon the completion of the Company’s initial Business Combination.

Forward Purchase Agreement

In connection with the consummation of this offering, we entered into a forward purchase agreement with affiliates of Apollo, which we refer to herein as the forward purchaser, that will provide for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of our initial business combination. The forward purchase agreement provides that the forward purchaser will purchase units in a minimum amount equal to 25% of the units sold in this offering, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000. The contingent forward purchase units and their component securities would be identical to the units being sold in this offering, except that the contingent forward purchase units and their component securities would be subject to transfer restrictions and certain registration rights, as described herein. The funds from the sale of contingent forward purchase units may be used as part of the consideration to the sellers in the initial business combination.

Note 8 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of the founder shares, Private Placement Warrants, Class A ordinary shares underlying the Private Placement Warrants, any warrants that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans), and securities issuable pursuant to the forward purchase agreement (as described below) will be entitled to registration rights pursuant to a registration and shareholder rights agreement signed on March 2, 2021. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. Notwithstanding anything to the contrary, LionTree Partners LLC may only make a demand on one occasion and only during the five-year period beginning on March 2, 2021. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination; provided, however, that LionTree Partners LLC may participate in a “piggy-back” registration only during the seven-year period beginning on March 2, 2021.

Underwriting Agreement

The Company granted the underwriters a 45-day option from March 2, 2021 to purchase up to an additional 3,375,000 units to cover over-allotments.

On March 5, 2021, the Company paid a fixed underwriting discount of $4,500,000, which was calculated as two percent (2%) of the gross proceeds of the IPO. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $7,875,000, upon the completion of the Company’s initial Business Combination.

On March 8, 2021, the underwriters partially exercised the over-allotment option to purchase 2,983,700 units, which resulted in $1,641,037 of underwriting fees comprised of the payment of $596,742 upon closing and $1,044,295 of deferred underwriting fees.

Forward Purchase Agreement

In connection with the consummation of the IPO, the Company entered into a forward purchase agreement (the “Original FPA”) with affiliates of Apollo (the “forward purchasers”) that provided for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of the initial Business Combination. The Original FPA provided that the forward purchasers would purchase units in a minimum amount equal to 25% of the units sold in the IPO, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000. The contingent forward purchase units and their component securities would be identical to the Units being sold in the IPO, except that the contingent forward purchase units and their component securities would be subject to transfer restrictions and certain registration rights, as described herein. The funds from the sale of contingent forward purchase units may be used as part of the consideration to the sellers in the initial Business Combination. On July 1, 2021, the Company and the forward purchasers amended and restated the Original FPA (as amended and restated, the “FPA”) pursuant to which the forward purchasers agreed to increase the number of units that would be issued and sold under the FPA to 10,000,000 units, for an aggregate gross purchase price of $100,000,000.

The FPA is accounted as either assets or liabilities in accordance with ASC 815-40 and are presented as FPA liability on the Balance Sheet. The FPA is measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of FPA in the Statement of Operations.

Business Combination Agreement

On July 1, 2021, the Company (which shall transfer by way of continuation to and domesticate as a Delaware corporation) entered into a business combination agreement (the “Business Combination Agreement”) with Bowlero Corp. (“Bowlero”). Following the Business Combination, the Company will be renamed “Bowlero” and its common stock and warrants are expected to remain listed on the New York Stock Exchange under the new ticker symbol “BOWL” and “BOWL WS”, respectively. The Business Combination is structured as a merger of the Company and Bowlero, with Bowlero merging with and into the Company, with the Company surviving, following the Company domesticating as a Delaware corporation. Bowlero’s stockholders will receive, as consideration for the Business Combination, a mix of cash, shares of the Company’s common stock and shares of the Company’s preferred stock.